Taxes (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes
Tax calculated at the tax rates applicable to profit in the respective countries	$ (166,069)	$ (193,278)	$ (16,966)
Permanent differences:
Tax inflation adjustment	(10,521)	(29,831)	(164,338)
Share of profit of associates and joint ventures	8,672	15,596	43,374
Result from sale of participation in associates and joint ventures	0	(16,380)	(483)
Difference between provision and tax return	963	(4,995)	(33)
Recovery of unrecognized tax loss carry-forwards	(44,970)	75,880	3,972
Fiscal transparency	(2,799)	(49,152)	(6,985)
Non-taxable profit	61,332	43,973	73,214
Others	2,300	14,618	(12,812)
Inflation adjustment permanent difference	33,899	48,690	196,258
Income tax	$ (117,193)	$ (94,879)	$ 115,201